Other operating income/(expenses) (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Other Operating Income/(Expenses)

Million US dollar	2020	2019	2018 restated
Brazilian tax credits	481	—	—
Government grants	227	280	317
Net gain on disposal of property, plant and equipment, intangible assets and assets held for sale	56	172	80
License income	22	30	45
Net (additions to)/reversals of provisions	(14)	(10)	(11)
Net rental and other operating income	72	402	374

Other operating income/(expenses)	845	875	805